Note 3 - Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
3.	Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter and a brokerage commission of 1.25% on freight, hire and demurrage per vessel, as per the management agreement between the Manager and the Company. The Manager has subcontracted the technical management of some of the vessels to an affiliated ship-management company, Brave Maritime Corp. Inc. (“Brave”). This company provides technical management to the Company’s vessels for a fixed annual fee per vessel which is paid by the Manager. For the years ended December 31, 2013, 2014 and 2015, total brokerage commissions of 1.25% amounted to $1,482,764, $1,613,421 and $1,725,683, respectively, and are included in “Voyage expenses – related party” in the consolidated statements of income. For the years ended December 31, 2013, 2014 and 2015, the management fees were $4,807,010, $5,501,675 and $6,452,145, respectively and are included in “Management fees – related party” in the consolidated statements of income. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day. For the years ended December 31, 2013, 2014 and 2015, the superintendent fees amounted to $151,000, $167,000 and $245,000, respectively, and are included in “Vessels’ operating expenses – related party” in the consolidated statements of income.

The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. For the years ended December 31, 2013, 2014 and 2015 commission fees relating to vessels purchased of $723,500, $984,355 and $1,925,563, respectively, were incurred and capitalized to the cost of the vessels. For the year ended December 31, 2014 an amount of $285,000 was recognized as commission expenses relating to the sale and leaseback of vessels and is included in the consolidated balance sheets under the caption “Deferred gain on sale and leaseback of vessels”. For the year ended December 31, 2015 an amount of $21,177 was recognized as commission expenses relating to the sale of vessels and is included in the consolidated statements of income under the caption “Net gain on sale of vessels”

In addition to management services, the Company reimburses the Manager for compensation of its Chief Executive Officer, its Chief Financial Officer, its Internal Auditor, its Chief Technical Officer, its Finance Manager and its Deputy Chairman and Executive Director, which reimbursements were in the amounts of $1,245,766, $1,317,237 and $1,077,698, for the years ended December 31, 2013, 2014 and 2015, respectively, and are included in the consolidated statements of income under the caption “General and administrative expenses”.

The current account balance with the Manager at December 31, 2014 and at December 31, 2015 was a liability of $4,941,896 and $9,188,852, respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Manager. Rental expense for the years ended December 31, 2013, 2014 and 2015 amounted to $78,070, $76,788 and $72,753, respectively, and is included in the consolidated statements of income under the caption “General and administrative expenses”.

In April 2012, the Company entered into time charter agreements for two of the Company’s vessels with Emihar Petroleum Inc., a company affiliated with members of the Vafias family incorporated in the Marshall Islands. Revenue from the related party amounted to $9,814,000 for each of the years ended December 31, 2013, 2014 and 2015, respectively, and is included in the consolidated statements of income under the caption “Revenues – related party”. In accordance with the time charter agreements for the vessels’ operating expenses, the Company paid to the Manager amounts of $3,933,149, $3,932,352 and $3,932,042 for the years ended December 31, 2013, 2014 and 2015, respectively, which are included in the consolidated statements of income under the caption “Vessels’ operating expenses – related party”. The receivable balance with Emihar as of December 31, 2014 and 2015, was a receivable of $332,970 and $228,494, respectively.

On August 22, 2012, the Company entered into separate memoranda of agreements with a company affiliated with members of the Vafias family to acquire four LPG carriers under construction which were scheduled to be delivered during the year 2015. The aggregate purchase price of these vessels was $96,000,000. As provided by the memoranda of agreements, an advance payment of 20% of the aggregate purchase price was paid on September 28, 2012. On July 11, 2014, the acquisition of two of the above LPG carriers was cancelled and on September 30, 2014 the Company collected the full amount of the advances paid to the affiliated company with the capitalized interest, totaling to $10,044,799 (Note 5). The remaining two vessels, “Eco Dream” and “Eco Green”, were delivered to the Company on August 18, 2015 and on September 25, 2015, respectively (Note 6).

On May 26, 2014, the Company entered into an agreement with Brave for the supervision of the construction of eight of its vessels for a fixed fee of Euro 390,000 per vessel. For the years ended December 31, 2014 and 2015, the supervision fees amounted to $984,204 and $1,726,265, respectively, and were capitalized to the cost of the respective vessels.